Cover	Sep. 30, 2026	Sep. 16, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date		Sep. 30, 2026
Entity Registrant Name	Cottonwood Communities, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56165
Entity Tax Identification Number	61-1805524
Entity Address, Address Line One	3257 S. Richmond St.
Entity Address, Address Line Two	Suite 106B
Entity Address, City or Town	Millcreek
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	801
Local Phone Number	278-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692951
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1245 Brickyard Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106